Equity	3 Months Ended
Aug. 29, 2015
Equity [Abstract]
Equity

10.   Equity

The following reflects the equity activity, including our noncontrolling interest, for the thirteen weeks ended August 29, 2015:

	Cal-Maine Foods, Inc. Stockholders
	Common Stock
		Class A	Treasury	Paid In	Accum. Other	Retained	Noncontrolling
	Amount	Amount	Amount	Capital	Comp. Loss	Earnings	Interests	Total
Balance at May 30, 2015	$703	$48	$(20,482)	$43,304	$22	$679,969	$998	$704,562
Dividends	-	-	-	-	-	(47,682)	-	(47,682)
Other comprehensive loss, net of tax	-	-	-	-	(180)	-	-	(180)
Distribution to noncontrolling interest partners	-	-	-	-	-	-	(10)	(10)
Restricted stock compensation	-	-	-	752	-	-	-	752
Net income	-	-	-	-	-	143,023	1,067	144,090
Balance at August 29, 2015	$703	$48	$(20,482)	$44,056	$(158)	$775,310	$2,055	$801,532